Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (25)	$ (94)	$ (107)	$ (129)
Investing activities	(252)	0	(270)	0
Total income taxes paid	(278)	(110)	(378)	(145)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Investing activities	$ (1)	$ (16)	$ (1)	$ (16)